Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Trading income		£ 4,617	£ 4,358
Other income	[1]	252	29
Other comprehensive income		138	151
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		160	192
Other income		25	9
Other comprehensive income		0	0
Total		185	201
Significant unobservable inputs (Level 3) | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income		0	0
Other income		0	0
Other comprehensive income		0	0
Total		0	0
Significant unobservable inputs (Level 3) | Net derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Trading income		104	165
Other income		(1)	1
Other comprehensive income		0	0
Total		103	166
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		12	34
Other income		0	0
Other comprehensive income		0	0
Total		12	34
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		70	86
Other income		0	0
Other comprehensive income		0	0
Total		70	86
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		26	21
Other income		0	0
Other comprehensive income		0	0
Total		26	21
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		(52)	(117)
Other income		26	(20)
Other comprehensive income		0	0
Total		(26)	(137)
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		0	3
Other income		0	28
Other comprehensive income		0	0
Total		£ 0	£ 31

[1]	Other income includes c.£225m gain recognised on sale of the AA portfolio on 24 April 2026.